Gains and Losses Information Related to Net Investment Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ 8,024	¥ 43,740	¥ (4,489)
Ineffective portion recorded in income	1,666	5,168
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	8,024	43,740	(4,489)
Ineffective portion recorded in income	¥ 1,666	¥ 5,168